ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fair value of assets and liabilities
	Level 1	Level 2	Level 3
Derivative liability	$-	$-	$980,000
	$-	$-	$980,000
  December 31, 2020
	Level 1	Level 2	Level 3
Derivative liability	$-	$-	$-
	$-	$-	$-